Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 65.2	$ 40.2
Operating income [member]
Government assistance [line items]
Recorded against	2.6	4.7
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	67.8	44.9
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	0.4	9.8
Cost price of intangibles [member]
Government assistance [line items]
Recorded against	$ 1.6	$ 0.0